SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue	$ 13,712,528	$ 14,584,473	$ 54,426,402	$ 53,376,874
Cost of Sales	(11,662,729)	(13,250,847)	(50,115,079)	(49,027,305)
GROSS PROFIT	2,049,799	1,333,626	4,311,323	4,349,569
General and administrative expenses	(1,478,702)	(1,418,138)	(11,733,237)	(19,642,005)
Salaries	(1,040,019)	(1,258,179)	(5,693,436)	(4,554,909)
Sales and marketing expenses	(28,155)	(173,630)	(354,969)	(1,204,636)
Research and development costs			(533,293)
General and administrative expenses			(7,038,805)
Segment profit / (loss)			(9,915,045)
Depreciation and amortization	(320,439)	(319,787)	(1,249,238)	(614,377)
Share-based Compensation Expense	556,611	340,194	1,689,712	577,931
Foreign currency transaction, net	175,824	(161,254)	(121,530)	198,863
Net finance costs			(605,865)
Other income and expenses			(32,323)
Net profit/(loss) before Income Taxes	(818,097)	(1,866,690)	(16,183,018)	(18,542,654)
Provision			(4,694,432)
Impairment Charges			(291,980)	0
Research and development costs			533,293
Cost of Sales	11,662,729	13,250,847	50,115,079	49,027,305
Sales and marketing expenses	28,155	$ 173,630	354,969	$ 1,204,636
Other [Member]
Revenue	0		0
Cost of Sales	0		0
GROSS PROFIT	0
General and administrative expenses	(361,140)		(4,176,049)
Salaries	(255)		(1,317,580)
Sales and marketing expenses	0		(88,405)
Research and development costs	(15,629)		(533,293)
Segment profit / (loss)	(377,024)		(6,115,592)
Depreciation and amortization	(35,778)		(118,448)
Share-based Compensation Expense	(556,613)
Foreign currency transaction, net	6,454
Net finance costs			(265)
Other income and expenses	(193,593)		40,718
Net profit/(loss) before Income Taxes	(1,156,555)		(6,324,354)
Provision			0
Impairment Charges			(131,032)
Research and development costs	15,629		533,293
Cost of Sales	0		0
Sales and marketing expenses	0		88,405
Total Segment [Member]
Revenue	13,712,528
Cost of Sales	(11,662,729)
GROSS PROFIT	2,049,799
General and administrative expenses	(922,090)
Salaries	(1,040,019)
Sales and marketing expenses	(28,155)
Research and development costs	(15,629)
Net finance costs	(95,781)
Segment profit / (loss)	(51,875)
Depreciation and amortization	(320,439)
Share-based Compensation Expense	(556,613)
Foreign currency transaction, net	175,825
Other income and expenses	(64,995)
Net profit/(loss) before Income Taxes	(818,097)
Research and development costs	15,629
Cost of Sales	11,662,729
Sales and marketing expenses	28,155
Wholesale [Member]
Revenue	12,504,562		51,593,787
Cost of Sales	(11,320,936)		(48,887,569)
GROSS PROFIT	1,183,626
General and administrative expenses	(162,269)		(647,225)
Salaries	(378,595)		(1,701,552)
Sales and marketing expenses	(715)		(10,516)
Research and development costs	0		0
Segment profit / (loss)	492,773		(493,531)
Depreciation and amortization	(52,880)		(231,344)
Share-based Compensation Expense	0
Foreign currency transaction, net	59,428
Net finance costs			(840,456)
Other income and expenses	27,556		(304,495)
Net profit/(loss) before Income Taxes	526,877		(2,051,188)
Provision			(1,021,818)
Impairment Charges			0
Research and development costs	0		0
Cost of Sales	11,320,936		48,887,569
Sales and marketing expenses	715		10,516
Pharma manufacturing [Member]
Revenue	268,557		865,373
Cost of Sales	(70,975)		(249,061)
GROSS PROFIT	197,582
General and administrative expenses	(155,454)		(773,429)
Salaries	(363,670)		(1,243,568)
Sales and marketing expenses	(428)		(489)
Research and development costs	0		0
Segment profit / (loss)	(321,970)		(1,401,174)
Depreciation and amortization	(131,974)		(565,371)
Share-based Compensation Expense	0
Foreign currency transaction, net	0
Net finance costs			0
Other income and expenses	12,341		5,789
Net profit/(loss) before Income Taxes	(441,603)		(2,084,259)
Provision			(123,503)
Impairment Charges			0
Research and development costs	0		0
Cost of Sales	70,975		249,061
Sales and marketing expenses	428		489
Nutraceuticals and Pharmaceuticals [Member]
Revenue	939,409		1,967,242
Cost of Sales	(270,818)		(978,449)
GROSS PROFIT	668,591
General and administrative expenses	(243,227)		(1,442,102)
Salaries	(297,499)		(1,430,736)
Sales and marketing expenses	(27,012)		(255,559)
Research and development costs	0		0
Segment profit / (loss)	154,346		(1,904,748)
Depreciation and amortization	(99,807)		(334,075)
Share-based Compensation Expense	0
Foreign currency transaction, net	109,943
Net finance costs			(234,856)
Other income and expenses	88,701		225,665
Net profit/(loss) before Income Taxes	253,184		(5,723,217)
Provision			(3,549,111)
Impairment Charges			(160,948)
Research and development costs	0		0
Cost of Sales	270,818		978,449
Sales and marketing expenses	$ 27,012		$ 255,559